Financial assets at fair value through profit or loss (Tables)	6 Months Ended
Jun. 30, 2021
Disclosure Of Financial Assets [Line Items]
Summary of financial assets at fair value through profit or loss
Financial assets at fair value through profit or loss
in EUR million
30
June
2021
31
December
2020
Trading assets 50,652 51,356
Non-trading derivatives 2,112 3,583
Designated at fair value through profit or loss 5,421 4,126
Mandatorily measured at fair value through profit or loss 63,217 44,305
121,402 103,370

Summary of exposure to (reverse) repurchase agreements
Exposure to (reverse) repurchase agreements
in EUR million
30
June
2021
31
December
2020
Reverse repurchase transactions
Loans and advances to banks 4,463 4,869
Loans and advances to customers 1 624
Trading assets, loans and receivables 9,939 10,947
Loans and receivables measured at mandatorily fair value through profit or loss
60,124 41,735
74,526 58,175
Repurchase transactions
Deposits from banks 4,666 1,971
Trading liabilities, funds on deposit 6,658 5,787
Funds entrusted measured at designated at fair value through profit or loss
51,457 41,177
62,781 48,935